Pioneer Equity Income Fund
Schedule of Investments  |  January 31, 2023

A: PEQIX	C: PCEQX	K: PEQKX	R: PQIRX	Y: PYEQX

Schedule of Investments  |  1/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.8% of Net Assets
	Aerospace & Defense — 2.0%
40,840	L3Harris Technologies, Inc.	$ 8,773,249
265,414	Raytheon Technologies Corp.	26,501,588
	Total Aerospace & Defense	$35,274,837
	Air Freight & Logistics — 1.5%
133,433	CH Robinson Worldwide, Inc.	$ 13,365,984
71,436	United Parcel Service, Inc., Class B	13,232,090
	Total Air Freight & Logistics	$26,598,074
	Auto Components — 1.7%
66,101	Autoliv, Inc.	$ 6,089,224
518,467	BorgWarner, Inc.	24,513,120
	Total Auto Components	$30,602,344
	Automobiles — 0.7%
501,230	Honda Motor Co., Ltd. (A.D.R.)	$ 12,440,529
	Total Automobiles	$12,440,529
	Banks — 5.7%
613,025	Bank of America Corp.	$ 21,750,127
165,516	JPMorgan Chase & Co.	23,165,619
105,907	M&T Bank Corp.	16,521,492
151,557	PNC Financial Services Group, Inc.	25,072,075
238,756	Regions Financial Corp.	5,620,316
179,642	Truist Financial Corp.	8,872,518
	Total Banks	$101,002,147
	Capital Markets — 8.3%
391,793	Bank of New York Mellon Corp.	$ 19,812,972
224,600	Charles Schwab Corp.	17,388,532
172,947	Morgan Stanley	16,832,931
231,163	Northern Trust Corp.	22,415,876
229,289	Raymond James Financial, Inc.	25,856,921
291,199	State Street Corp.	26,595,205
152,156	T Rowe Price Group, Inc.	17,721,609
	Total Capital Markets	$146,624,046
	Chemicals — 2.4%
37,648	Air Products and Chemicals, Inc.	$ 12,066,561
157,112	Celanese Corp.	19,356,198
177,592	Corteva, Inc.	11,445,804
	Total Chemicals	$42,868,563
1Pioneer Equity Income Fund |  | 1/31/23

Shares		Value
	Commercial Services & Supplies — 0.6%
78,780	MSA Safety, Inc.	$ 10,744,804
	Total Commercial Services & Supplies	$10,744,804
	Communications Equipment — 0.4%
161,947	Cisco Systems, Inc.	$ 7,881,960
	Total Communications Equipment	$7,881,960
	Diversified Telecommunication Services — 2.0%
297,959	AT&T, Inc.	$ 6,069,425
231,788	BCE, Inc.	10,963,572
445,025	Verizon Communications, Inc.	18,499,689
	Total Diversified Telecommunication Services	$35,532,686
	Electric Utilities — 3.5%
144,661	American Electric Power Co., Inc.	$ 13,592,347
307,654	Eversource Energy	25,329,154
296,887	NextEra Energy, Inc.	22,156,677
	Total Electric Utilities	$61,078,178
	Electrical Equipment — 1.0%
48,315	Eaton Corp. Plc	$ 7,837,176
118,367	Emerson Electric Co.	10,679,071
	Total Electrical Equipment	$18,516,247
	Electronic Equipment, Instruments & Components — 1.5%
78,535	CDW Corp.	$ 15,395,216
194,553	National Instruments Corp.	10,505,862
	Total Electronic Equipment, Instruments & Components	$25,901,078
	Equity Real Estate Investment Trusts (REITs) — 5.3%
218,968	Alexandria Real Estate Equities, Inc.	$ 35,196,916
161,948	Camden Property Trust	19,953,613
57,265	Crown Castle, Inc.	8,481,519
368,630	Healthcare Realty Trust, Inc.	7,936,604
169,581	Prologis, Inc.	21,923,432
	Total Equity Real Estate Investment Trusts (REITs)	$93,492,084
	Food & Staples Retailing — 0.5%
63,069	Walmart, Inc.	$ 9,073,737
	Total Food & Staples Retailing	$9,073,737
	Food Products — 5.1%
293,367	Campbell Soup Co.	$ 15,234,548
111,410	John B Sanfilippo & Son, Inc.	9,415,259
281,758	McCormick & Co., Inc., Class VTG	21,165,661
Pioneer Equity Income Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Shares		Value
	Food Products — (continued)
383,924	Mondelez International, Inc., Class A	$ 25,123,987
154,539	Nestle S.A. (A.D.R.)	18,886,984
	Total Food Products	$89,826,439
	Health Care Equipment & Supplies — 3.8%
232,584	Abbott Laboratories	$ 25,712,161
82,727	Becton Dickinson and Co.	20,865,404
82,994	Stryker Corp.	21,064,707
	Total Health Care Equipment & Supplies	$67,642,272
	Health Care Providers & Services — 3.5%
72,328	AmerisourceBergen Corp.	$ 12,220,539
192,340	Cardinal Health, Inc.	14,858,265
234,932	CVS Health Corp.	20,725,701
27,267	Humana, Inc.	13,952,524
	Total Health Care Providers & Services	$61,757,029
	Hotels, Restaurants & Leisure — 0.6%
65,661	Darden Restaurants, Inc.	$ 9,715,858
	Total Hotels, Restaurants & Leisure	$9,715,858
	Household Products — 1.7%
71,494	Clorox Co.	$ 10,344,467
273,309	Colgate-Palmolive Co.	20,369,720
	Total Household Products	$30,714,187
	Insurance — 4.3%
102,425	Chubb, Ltd.	$ 23,300,663
268,130	Lincoln National Corp.	9,499,846
875,020	Sun Life Financial, Inc.	43,952,255
	Total Insurance	$76,752,764
	IT Services — 2.8%
67,730	Automatic Data Processing, Inc.	$ 15,294,111
129,627	International Business Machines Corp.	17,464,646
137,636	Paychex, Inc.	15,946,507
	Total IT Services	$48,705,264
	Life Sciences Tools & Services — 0.4%
12,748	Thermo Fisher Scientific, Inc.	$ 7,270,567
	Total Life Sciences Tools & Services	$7,270,567
	Machinery — 7.0%
45,697	Caterpillar, Inc.	$ 11,528,896
39,232	Deere & Co.	16,588,859
1,096,825	Gorman-Rupp Co.	31,511,782
3Pioneer Equity Income Fund |  | 1/31/23

Shares		Value
	Machinery — (continued)
115,066	Oshkosh Corp.	$ 11,596,352
291,009	PACCAR, Inc.	31,810,194
241,206	Timken Co.	19,863,314
	Total Machinery	$122,899,397
	Media — 3.6%
461,721	Fox Corp., Class A	$ 15,670,811
688,893	Interpublic Group of Cos., Inc.	25,117,039
255,337	Omnicom Group, Inc.	21,956,428
	Total Media	$62,744,278
	Metals & Mining — 4.4%
279,104	Materion Corp.	$ 25,189,136
116,863	Nucor Corp.	19,752,184
145,985	Reliance Steel & Aluminum Co.	33,204,288
	Total Metals & Mining	$78,145,608
	Multiline Retail — 1.3%
130,264	Target Corp.	$ 22,423,645
	Total Multiline Retail	$22,423,645
	Multi-Utilities — 0.8%
221,849	CMS Energy Corp.	$ 14,018,638
	Total Multi-Utilities	$14,018,638
	Oil, Gas & Consumable Fuels — 4.8%
188,736	Chevron Corp.	$ 32,843,839
305,742	Exxon Mobil Corp.	35,469,129
157,250	Phillips 66	15,767,458
	Total Oil, Gas & Consumable Fuels	$84,080,426
	Pharmaceuticals — 6.6%
254,775	AstraZeneca Plc (A.D.R.)	$ 16,654,642
51,368	Eli Lilly & Co.	17,678,297
151,573	Johnson & Johnson	24,770,060
123,554	Merck & Co., Inc.	13,270,935
126,822	Novo Nordisk AS (A.D.R.)	17,600,357
416,428	Organon & Co.	12,546,976
333,340	Pfizer, Inc.	14,720,294
	Total Pharmaceuticals	$117,241,561
	Road & Rail — 1.3%
90,544	Norfolk Southern Corp.	$ 22,256,621
	Total Road & Rail	$22,256,621
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Schedule of Investments  |  1/31/23
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — 4.7%
131,383	Analog Devices, Inc.	$ 22,528,243
56,083	KLA Corp.	22,011,456
112,720	Microchip Technology, Inc.	8,749,326
89,652	MKS Instruments, Inc.	9,173,193
111,099	Texas Instruments, Inc.	19,687,854
	Total Semiconductors & Semiconductor Equipment	$82,150,072
	Software — 0.9%
63,303	Microsoft Corp.	$ 15,687,116
	Total Software	$15,687,116
	Specialty Retail — 1.8%
40,907	Home Depot, Inc.	$ 13,260,822
217,108	TJX Cos., Inc.	17,772,461
	Total Specialty Retail	$31,033,283
	Textiles, Apparel & Luxury Goods — 1.2%
141,510	Carter's, Inc.	$ 11,797,689
77,020	Ralph Lauren Corp.	9,538,927
	Total Textiles, Apparel & Luxury Goods	$21,336,616
	Trading Companies & Distributors — 1.4%
168,073	Ferguson Plc	$ 23,923,511
	Total Trading Companies & Distributors	$23,923,511
	Water Utilities — 0.7%
278,835	Essential Utilities, Inc.	$ 13,029,959
	Total Water Utilities	$13,029,959
	Total Common Stocks (Cost $1,241,173,602)	$1,760,986,425

5Pioneer Equity Income Fund |  | 1/31/23

Shares		Value

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
2,368,543(a)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 2,368,543
		$2,368,543
	TOTAL SHORT TERM INVESTMENTS (Cost $2,368,543)	$2,368,543
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $1,243,542,145)	$1,763,354,968
	OTHER ASSETS AND LIABILITIES — 0.1%	$1,528,067
	net assets — 100.0%	$1,764,883,035

(A.D.R.)	American Depositary Receipts.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,760,986,425	$—	$—	$1,760,986,425
Open-End Fund	2,368,543	—	—	2,368,543
Total Investments in Securities	$1,763,354,968	$—	$—	$1,763,354,968
During the period ended January 31, 2023, there were no transfers in or out of Level 3.
Pioneer Equity Income Fund |  | 1/31/236